Stock-Based Compensation - Weighted Average Assumptions Utilized for SARs Grants (Detail) - Omnibus Plan [Member] - SARs [Member] - $ / shares	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Expected volatility (as a percent)	38.00%	40.00%	54.00%
Expected term	4 years 10 months 24 days	4 years 10 months 24 days	4 years 10 months 24 days
Expected dividend yield (as a percent)	0.00%	0.00%	0.00%
Risk-free interest rate (as a percent)	1.80%	1.60%	1.60%
Weighted-average fair value of SARs granted (in dollars per share)	$ 7.27	$ 8.18	$ 9.44